Description of the business and Group composition	12 Months Ended
Dec. 31, 2021
Investments Accounted For Using Equity Method [Abstract]
Description of the business and Group composition

2 Description of the business and Group composition

Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitello 47, 70029 Santeramo in Colle (Bari, Italy). These consolidated financial statements include the accounts of Natuzzi S.p.A. and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of leather and fabric upholstered furniture (see note 6 on operating segment).

The financial statements utilized for the consolidation are the financial statements of each Group’s legal entity as at December 31, 2021, 2020 and 2019. The 2021, 2020 and 2019 financial statements have been adopted by the respective Boards of Directors of the relevant entities. The financial statements of subsidiaries are adjusted, where necessary, to conform to Natuzzi’s accounting principles and policies (see note 4), which are consistent with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS (see note 3(a)).

The consolidated financial statements of the Group as at December 31, 2021 have been approved by the Company’s Board of Directors (the Board) on April 07, 2022 and authorised on April 28, 2022.

The subsidiaries included in the consolidation as at December 31, 2021 and 2020, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2021	Percentage of 31/12/2020	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natco S.p.A.	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
IMPE S.p.A.	—	100.00	EUR 1,000,000	Bari, Italy	(3)
Nacon S.p.A.	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(4)
Lagene S.r.l.	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(4)
Natuzzi Americas Inc.	100.00	100.00	USD 89	High Point, N. Carolina, USA	(4)
Natuzzi Florida LLC	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(4)
Natuzzi Iberica S.A.	100.00	100.00	EUR 386,255	Madrid, Spain	(4)
Natuzzi Switzerland AG	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(4)
Natuzzi Services Limited	100.00	100.00	GBP 25,349,353	London, UK	(4)
Natuzzi UK Retail Limited	70.00	70.00	GBP 100	Cardiff, UK	(4)
Natuzzi Germany Gmbh	100.00	100.00	EUR 25,000	Köln, Germany	(4)
Natuzzi Japan KK	93.00	100.00	JPY 28,000,000	Tokyo, Japan	(4)
Natuzzi Russia OOO	100.00	100.00	RUB 8,700,000	Moscow, Russia	(4)
Natmx S.DE.R.L.DE.C.V	100.00	99.00	MXN 68,504,040	Mexico City, Mexico	(4)
Natuzzi France S.a.s.	100.00	100.00	EUR 200,100	Paris, France	(4)
Natuzzi Oceania PTI Ltd	93.00	100.00	AUD 320,002	Sydney, Australia	(4)
Natuzzi Singapore PTE. LTD.	93.00	100.00	USD 2,297,207	Singapore, Republic of Singapore	(4)
Natuzzi Netherlands Holding	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(5)
Natuzzi Trade Service S.r.l.	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(6)
Softaly (Furniture) Shanghai Co. Ltd	—	96.50	CNY 100,000	Shanghai, China	(6)
Natuzzi India Furniture PVT Ltd	—	100.00	INR 16,200,000	New Delhi, India	(6)
Italsofa Shanghai Ltd	—	96.50	USD 5,000,000	Shanghai, China	(6)

(1) Manufacture and distribution

(2) Intragroup leather dyeing and finishing

(3) Production and distribution of polyurethane foam

(4) Services and distribution

(5) Investment holding

(6) Dormant

As at December 31, 2021, the consolidation area changed due to the following events.

On January 8, 2021, the Parent signed a “Share Sell and Purchase agreement” with Vita Group for the sale of its entire interest in the subsidiary IMPE S.p.A.. This transaction was finalized on March 1, 2021. Following the finalization of such transaction, the Parent deconsolidated IMPE S.p.A. starting from March 1, 2021, date of loss of control. For further details on such transaction, reference should be made to note 7.

In January 2021, the Parent sold 7% of Natuzzi Singapore PTE. LTD. to a related party. This transaction was executed through a 1,300 capital injection by the related party into this subsidiary, increasing its share capital, in exchange for the 7% interest. Following the completion of such capital increase, the Parent has a 93% stake in Natuzzi Singapore. This transaction was undertaken to increase the Parent’s sales of finished goods in the Asian-Pacific countries other than China.

During 2021, the Parent liquidated Italsofa Shanghai Ltd., Softaly (Furniture) Shanghai Co. Ltd. and Natuzzi India Furniture PVT. Ltd.. Furthermore, in 2021, Natuzzi (China) Ltd set up the component, Natuzzi Quanjiao Limited in China.

As at December 31, 2020 the consolidation area changed due to the set up of Natuzzi Singapore PTE. LTD.

Furthermore, no business combinations have occurred in 2021 and 2020.

The following table summarises the information relating to the only material non-controlling interests (NCI) related to the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2021 and 2020

	31/12/21	31/12/20
Current assets	8,494	4,122
Non-current assets	10,924	8,093
Current liabilities	(8,142)	(4,995)
Non-current liabilities	(8,125)	(5,876)
Net assets	3,151	1,344
Net assets attributable to NCI – 49%	1,544	659

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2021 and 2020

	2021	2020
Revenue	16,578	9,756
Expenses	(14,955)	(10,177)
Profit/(loss) for the year	1,623	(421)
Other comprehensive income/(loss)	184	(131)
Total comprehensive income/(loss) for the year	1,807	(552)
Profit/(loss) allocated to NCI – 49%	795	(206)
Other comprehensive income/(loss) allocated to NCI	90	(64)
Cash flow provided by operating activities	4,160	2,350
Cash flow used in investing activities	(12)	(119)
Cash flow used in financing activities (dividends to NCI: nil)	(1,561)	(1,266)